Share Capital (Tables)	12 Months Ended
Mar. 31, 2024
Share capital, reserves and other equity interest [Abstract]
Disclosure of Common Shares Issued
The Company issued the following Common Shares in the periods indicated:

			U.S.$ equivalence
	Year ended March 31, 2024	Nine months ended March 31, 2023	Year ended March 31, 2024	Nine months ended March 31, 2023

Gross proceeds	$2,271	$75,568	$1,686	$55,381
Commission	$45	$1,422	$34	$1,107
Net proceeds	$2,226	$74,146	$1,652	$54,274
Average gross price(1)	$8.80	$16.96	$6.53	$12.43
Number of shares issued(1)	258,035	4,455,125
(1) As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.
Disclosure of Change in Warrants Outstanding
A summary of warrants outstanding is as follows:

	Warrants(1)	Weighted average exercise price(1)
	#	$
Balance, March 31, 2023	8,912,479	70.90
Expired	(1,838,131)	1,124.60
Balance, March 31, 2024	7,074,348	432.39
(1) As described under Note 2(a), comparative information has been adjusted due to 1:10 reverse stock split.
Disclosure of Warrant Derivative Liabilities
The following summarizes the warrant derivative liabilities:

					U.S.$ equivalent
	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total	November 2020 Offering	January 2021 Offering	June 2022 Offering	Total
	$	$		$	$	$		$
Balance, June 30, 2022	4,014	1,531	31,752	37,297	3,113	1,188	24,644	28,945
Unrealized gains on derivative liability	(3,939)	(1,486)	(22,238)	(27,663)	(3,059)	(1,155)	(17,603)	(21,817)
Balance, March 31, 2023	75	45	9,514	9,634	54	33	7,041	7,128
Unrealized gains on derivative liability	(75)	(45)	(9,038)	(9,158)	(54)	(33)	(6,688)	(6,775)
Balance, March 31, 2024	—	—	476	476	—	—	353	353

Disclosure of Exercise Price for Warrants Outstanding
The following table summarizes the warrants that remain outstanding as at March 31, 2024:

Exercise Price ($)(1)	Expiry Date	Warrants (#)(1)
111.06 - 433.22	April 1, 2024 - November 30, 2025	7,072,977
1,160.89	August 22, 2024	1,371
		7,074,348